Discontinued operations and assets and liabilities of disposal groups - Profit (loss) from discontinued operations, net of tax (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of analysis of single amount of discontinued operations [line items]
Interest receivable		£ 9,313	£ 9,798	[1]	£ 11,127	[1]
Net interest income		7,614	7,476	[1]	7,799	[1]
Non-interest income		2,898	3,032		6,188
Total income		10,512	10,508	[1]	13,987	[1]
Operating expenses		7,758	7,858	[1]	9,280	[1]
Profit before impairment losses		2,754	2,650	[1]	4,707	[1]
Impairment releases/(losses)		(1,278)	3,131	[1]	724	[1]
Operating profit before tax		4,032	(481)	[1]	3,983	[1]
Profit from discontinued operations, net of tax	[2]	276	121	[1]	256	[1]
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Interest receivable		260	273		248
Net interest income		260	273		248
Non-interest income		9	15		18
Total income		269	288		266
Operating expenses		47	47		45
Profit before impairment losses		222	241		221
Impairment releases/(losses)		57	(111)		28
Operating profit before tax		279	130		249
Tax (charge)/credit		(3)	(9)		7
Profit from discontinued operations, net of tax		£ 276	£ 121		£ 256

[1]	Comparative results have been re-presented from those previously published to reclassify certain items as discontinued operations as described in Note 8 to the consolidated financial statements.
[2]	The results of discontinued operations, comprising the post-tax profit is shown as a single amount on the face of the income statement. An analysis of this amount is presented in Note 8 to the consolidated financial statements.